Aircraft and transportation service expenses	12 Months Ended
Dec. 31, 2019
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Aircraft and transportation service expenses
9	Aircraft and transportation service expenses

	2019	2018	2017
	RMB million	RMB million	RMB million
Landing and navigation fees	17,658	15,980	14,910
Ground service and other charges	8,933	8,399	8,025

	26,591	24,379	22,935